Dividends	6 Months Ended
Jun. 30, 2026
Dividends [Abstract]
Dividends

10.Dividends
The Board has declared a quarterly interim dividend for Q2 2026 of €0.4664 per Unilever PLC ordinary share.
The following amounts will be paid in respect of this quarterly interim dividend on the relevant payment date:

Per Unilever PLC ordinary share (traded on the London Stock Exchange):	£0.3982
Per Unilever PLC ordinary share (traded on Euronext in Amsterdam):	€0.4664
Per Unilever PLC American Depositary Receipt:	US$0.5305
The pound sterling and US dollar amounts above have been determined using the applicable exchange rates issued by
WM/Reuters on 24 July 2026.
US dollar cheques for the quarterly interim dividend will be mailed on 18 September 2026 to holders of record at the close of business on 7 August 2026.
The quarterly dividend calendar for the remainder of 2026 will be as follows:

	Announcement Date	Ex-dividend Date for Ordinary Shares	Ex-dividend Date for ADRs	Record Date	Last Date for DRIP Election	Payment Date
Q2 2026 Dividend	28 July 2026	06 August 2026	07 August 2026	07 August 2026	27 August 2026	18 September 2026
Q3 2026 Dividend	28 October 2026	12 November 2026	13 November 2026	13 November 2026	27 November 2026	18 December 2026